[logo] PIONEER
       Investments(R)






						March 6, 2008


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, DC  20549

	Re:  Pioneer Equity Income Fund (the "Fund")
		(File Nos. 333-46453 and 811-08657)
		CIK No. 0000869356

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C shares, Class R shares, Class Y shares and Class Z shares that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 16 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on February 28, 2008 (Accession No. 0000869356-08-000006).

	If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.

						Very truly yours,



						/s/Lauren Giudice
						Lauren Giudice
						Senior Legal Product Manager


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


"Member of the UniCredito Italiano Banking Group, Register of Banking Groups."